S000021046 [Member] Expense Example, No Redemption - Columbia Overseas Value Fund	Feb. 28, 2025 USD ($)
Columbia Overseas Value Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 84
Expense Example, No Redemption, 3 Years	270
Expense Example, No Redemption, 5 Years	473
Expense Example, No Redemption, 10 Years	1,057
Columbia Overseas Value Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	256
Expense Example, No Redemption, 5 Years	447
Expense Example, No Redemption, 10 Years	999
Columbia Overseas Value Fund Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	297
Expense Example, No Redemption, 5 Years	517
Expense Example, No Redemption, 10 Years	1,152
Columbia Overseas Value Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	686
Expense Example, No Redemption, 3 Years	928
Expense Example, No Redemption, 5 Years	1,189
Expense Example, No Redemption, 10 Years	1,933
Columbia Overseas Value Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,044
Expense Example, No Redemption, 10 Years	2,067
Columbia Overseas Value Fund Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	453
Expense Example, No Redemption, 5 Years	784
Expense Example, No Redemption, 10 Years	1,722
Columbia Overseas Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	297
Expense Example, No Redemption, 5 Years	517
Expense Example, No Redemption, 10 Years	$ 1,152